Investment in Related Party (Tables)	12 Months Ended
Dec. 31, 2023
Investment in Related Party [Abstract]
Schedule of Investment in Related Party
	Year ended December 31,
Group	2023	2022
	$000	$000
Investment in Accustem Sciences Inc	1,806	2,675
Movement in fair value	(969)	(869)
	837	1,806

Group	2023	2022
	$000	$000
Investment in Okyo Pharma Ltd	3,150	-
Movement in fair value	567	-
	3,717	-